Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Current Liabilities [Line Items]
Deferred revenue	$ 3,174	$ 4,319
Income taxes payable	3,588	4,251
Other	398	749
Other current liabilities (Note 19)	$ 7,160	$ 9,319